STOCK BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Compensation Related Costs [Abstract]
STOCK BASED COMPENSATION

NOTE 7 – STOCK BASED COMPENSATION

For the three months ended March 31, the Company recognized stock-based compensation expense as follows:

	2020	2019
Employee stock awards	$318,500	277,000
Non-employee stock awards
	$318,500	$277,000

The Company has a balance in accrued stock-based compensation at March 31, 2020, and 2019, of $1,386,500 and $1,200,000, respectively.

NOTE 7 – STOCK BASED COMPENSATION

As of December 31, 2019, and 2018, the Company recognized stock-based compensation expense as follows:

	2019	2018
Employee stock awards	$290,100	$143,900
Non-employee stock awards	834,388	6,800
	$1,124,488	$150,700

The Company has a balance in accrued stock-based compensation at December 31, 2019, and 2018, of $1,386,500 and $1,200,000, respectively.